November 27, 2009

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC 20549

Re: Touchstone Investment Trust
    Files Nos. 811-02538 and 002-52242

Ladies and Gentlemen:

On behalf of Touchstone Investment Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 96 to the Registrant's registration statements on Form N-1A. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of the Amendment is to implement the new summary prospectus rule.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE INVESTMENT TRUST


/s/ Jay S. Fitton

Jay S. Fitton
Secretary